Document and Entity Information	Mar. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2021
Entity Registrant Name	EDISON INTERNATIONAL
Entity Incorporation, State or Country Code	CA
Entity File Number	001-9936
Entity Tax Identification Number	95-4137452
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Address Line Two	P.O. Box 976
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	626)
Local Phone Number	302-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	EIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000827052
Amendment Flag	false